Cash and cash equivalents - Narrative (Details) - EUR (€) € in Millions	Dec. 31, 2021	Jan. 17, 2021
Argentina
Disclosure Of Detailed Information About Cash And Cash Equivalents [Line Items]
Restricted cash and cash equivalents	€ 540
FCA and PSA Merger
Disclosure Of Detailed Information About Cash And Cash Equivalents [Line Items]
Cash and cash equivalents		€ 22,514